Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals)	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares
Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, shares per share	£ 0.0000167000		£ 0.0000167000		£ 0.0000167000
Series A [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, shares per share	0.0000167000		0.0000167000		0.0000167000
Series B [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, shares per share	0.0000167000		0.0000167000		0.0000167000
Series C [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, shares per share	0.0000167000		0.0000167000		0.0000167000
Series D [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, shares per share	£ 0.0000167000		£ 0.0000167000		£ 0.0000167000
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, ordinary shares per share (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital (Parentheticals) [Line Items]
Issued and fully paid share capital, ordinary shares per share (in Dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001